RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 03, 2022
RELATED PARTY TRANSACTIONS
Promissory note - related party	$ 108,000	$ 76,000
Conversion price	$ 3.50
Interest to pay dissolution expenses	$ 6,246,000	3,364,000
CONCORD ACQUISITION CORP III
RELATED PARTY TRANSACTIONS
Aggregate amount	6,900,000
Promissory note - related party	$ 35,000
Extension of sponsor loans	$ 10.20
Conversion price	$ 1.00
Change in the fair value of sponsor loans	$ 2,913,800	(21,332,800)
Extinguishment of debt	3,343,000
CONCORD ACQUISITION CORP III | Working Capital Loans
RELATED PARTY TRANSACTIONS
Outstanding balance of related party note	0	0
CONCORD ACQUISITION CORP III | Sponsor
RELATED PARTY TRANSACTIONS
Change in the fair value of sponsor loans	2,343,000
Outstanding balance of related party note	100,920	10,024
CONCORD ACQUISITION CORP III | Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Aggregate amount			$ 350,000
Promissory note - related party	35,000
CONCORD ACQUISITION CORP III | Administrative Service Fee
RELATED PARTY TRANSACTIONS
Expenses per month	20,000
Aggregate administrative service fee	240,000	240,000
Administrative service fee	220,000
Net amount reimbursed by GCT	20,000
CONCORD ACQUISITION CORP III | Related Party Loans
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant	1,500,000
Outstanding balance of related party note	$ 100,000	$ 0
CONCORD ACQUISITION CORP III | Related Party Loans | Working Capital Loans
RELATED PARTY TRANSACTIONS
Price of warrants	$ 1.00